THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

December 30, 2009

EDGAR CORRESPONDENCE

Mary A. Cole, Esq.

Senior Counsel

Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Mary:

          We are enclosing Post-Effective Amendment No. 136 (“PEA No. 136”) to the registration statement on Form N-1A of Unified Series Trust in respect of its series Marathon Value Portfolio, Jones Villalta Opportunity Fund, Sound Mind Investing Fund, Sound Mind Investing Managed Volatility Fund, and Becker Value Equity Fund (each a “Fund” and collectively, the “Funds”).

          The primary purpose of this filing is to add a new Summary Prospectus for each Fund, each conformed to incorporate comments you previously provided with respect to the Mirzam Capital Appreciation Fund. All other sections contain information substantially similar to the prospectus and SAI currently on file for the applicable Fund.           We intend to submit a 485(b) filing for each Fund after PEA 136 becomes effective to submit the audited financial highlights, annual performance information, expense cap side letters, and other necessary information. Each Fund’s post-effective amendment is due by February 28, 2010. We would greatly appreciate your assistance in meeting this deadline. We look forward to receiving your comments. If you have any questions regarding PEA No. 136, please contact me at (314) 552-6295.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren